INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2026
INCOME TAXES [Abstract]
(Loss) Income Before Tax Expenses
(Loss) income before tax expenses consisted of:

	For the years ended March 31,
	2026	2025	2024
BVI	$(3,954,937)	$(2,427,822)	$462,157
Hong Kong	(10,570,116)	(9,211,648)	2,474,331
Other jurisdictions	(627,285)	(174,607)	—
(Loss) Income before income tax expenses	$(15,152,338)	$(11,814,077)	$2,936,488

Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended March 31,
	2026	2025	2024
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	(153,428)	(439,934)
Total income tax expense	$—	$(153,428)	$(439,934)

Reconciliation of Effective Income Tax Rate

For the years ended March 31, 2026, 2025 and 2024, the Company’s principal operations were conducted in Hong Kong. The reconciliation of the Hong Kong income tax rate of 16.5% to the effective income tax rate based on loss before income tax expense for the year ended March 31, 2026, in accordance with the updated disclosure requirement of ASU 2023-09, is as follows:
	For the year ended March 31, 2026
Hong Kong statutory income tax rate	$(2,500,135)	16.5%
Foreign Tax Effects
British Virgin Islands (BVI)
Statutory tax rate difference between BVI and Hong Kong	652,564	(4.3)%
Other foreign jurisdictions	103,502	(0.7)%
Change in valuation allowance	1,643,748	(10.9)%
Nontaxable or nondeductible items
Depreciation	95,451	(0.6)%
Others	4,870	(0.0)%
Changes in unrecognized tax benefits	—	—%
Other adjustments	-	—%
Effective tax rate	$—	0.0%

As previously disclosed for the years ended March 31, 2025 and 2024, prior to the adoption of ASU 2023-09, the reconciliation of the Hong Kong income tax rate of 16.5% to the effective income tax rate based on loss before income tax expense is as follows

	For the years ended March 31,
	2025	2024
Hong Kong statutory income tax rate	$(1,949,323)	$484,521
Tax effect of different tax rates in other jurisdictions	429,401	(76,256)
Tax effect on non-taxable income	(289)	(404)
Tax effect on under provision in respect of prior year, net	76,902	—
Tax effect on non-deductible expenses	114,159	32,073
Tax effect on change in valuation allowance	1,482,578	—
Total income tax expense	$153,428	$439,934

Component of Deferred Tax Assets

As of March  31, 2026 and 2025, the significant components of the deferred tax assets were summarized below:

	As of March 31,
	2026	2025
Net operating loss carried forward	$2,023,656	$614,768
Share-based compensation	899,010	848,574
Allowance for credit losses	327,299	—
Others	(779)	19,236
Subtotal	3,249,186	1,482,578
Less: valuation allowance	(3,249,186)	(1,482,578)
Total deferred tax assets	$—	$—

Movement of Valuation Allowance
The movement of valuation allowance is as follows:

	For the years ended March 31,
	2026	2025	2024
Balance as of beginning of the year	$1,482,578	$—	$—
Additions	1,766,608	1,482,578	—
Balance as of end of the year	$3,249,186	$1,482,578	$—